UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 1005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     -----------------------------------------
     Midas Management Corporation
     January 23, 2008

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Table Value Total: $269,012
                            (Thousands)

                                                                                                  SHARES OR
NAME OF ISSUER               TITLE OF CLASS                   CUSIP             VALUE             PRN AMOUNT    SH/PRN
-------------------------------------------------------------------------------------------------------------------------------
ANGLO AMERICAN PLC         AMERICAN DEP RECEIPT             03485P201         4,698,239.00        154,700.00     SH
BHP BILLITON LTD           AMERICAN DEP RECEIPT             088606108         7,004,000.00        100,000.00     SH
IVANHOE NICKEL &           AMERICAN DEP RECEIPT             46581P104                    0         37,699.00     SH
RANDGOLD RES               AMERICAN DEP RECEIPT             752344309         7,426,000.00        200,000.00     SH
FRANCO NEVADA CORP         COMMON STK-FOREIGN               351858105           383,738.60         25,000.00     SH
ANDEAN RESOURCES LTD       COMMON STK-FOREIGN                B1XG4X2          2,609,929.08      1,400,000.00     SH
ANGLO AMER PLATNUM         COMMON STK-FOREIGN                6761000          9,606,293.16         65,000.00     SH
ANVIL MINING LTD           COMMON STK-FOREIGN               03734N106         6,186,423.51        400,000.00     SH
AREVA                      COMMON STK-FOREIGN                4174116            972,068.71            847.00     SH
AURELIAN RESOURCES         COMMON STK-FOREIGN               051544104         7,781,155.02      1,000,000.00     SH
BRILLIANT MINING CO        COMMON STK-FOREIGN               109507103         1,209,209.73        894,000.00     SH
COMAPLEX MINERALS          COMMON STK-FOREIGN               199901109         2,978,723.40        500,000.00     SH
ENDEAVOUR MINING           COMMON STK-FOREIGN                2983682          2,677,812.00        300,000.00     SH
EQUINOX MINERALS LTD       COMMON STK-FOREIGN               29445L204         7,217,831.81      1,300,000.00     SH
ETRUSCAN RESOURCES         COMMON STK-FOREIGN               C333071065        2,507,598.78      1,125,000.00     SH
FARALLON RESOURCES         COMMON STK-FOREIGN               30739T101         4,929,078.01      7,000,000.00     SH
GREAT BASIN GOLD LTD       COMMON STK-FOREIGN               390124105         2,660,000.00      1,000,000.00     SH
GUYANA GOLDFIELDS          COMMON STK-FOREIGN               403530108         1,319,452.89        180,000.00     SH
HOCHSCHILD MINING          COMMON STK-FOREIGN                B1FW502          4,740,246.82        550,000.00     SH
IMPALA PLATINUM            COMMON STK-FOREIGN                B1FFT76          8,678,523.35        250,000.00     SH
JAGUAR MINING INC.         COMMON STK-FOREIGN               47009M103         4,871,716.25        407,675.00     SH
LIHIR GOLD LTD             COMMON STK-FOREIGN                6518596          8,494,075.63      2,723,333.00     SH
MERCATOR MINERALS          COMMON STK-FOREIGN               587582107         6,655,015.20        725,000.00     SH
OLYMPUS PACIFIC            COMMON STK-FOREIGN               68162Q202           246,580.55        550,000.00     SH
PELANGIO MINES INC         COMMON STK-FOREIGN               705652105           544,635.00        199,500.00     SH
RIDGE MINING PLC           COMMON STK-FOREIGN                                 6,019,108.28      2,700,000.00     SH
SILVERCORP METALS          COMMON STK-FOREIGN               82835P103         4,276,812.38        450,000.00     SH
TECK COMINCO LTD           COMMON STK-FOREIGN               878742204         1,785,500.00         50,000.00     SH
YAMANA GOLD INC CAD        COMMON STK-FOREIGN               98462Y951        10,352,000.00        800,000.00     SH
AUTOMATIC DATA PROCE       Common Stock                     053015103           534,360.00         12,000.00     SH
BERKSHIRE HATHAWAY         Common Stock                     084670207         4,972,800.00          1,050.00     SH
BROOKFIELD ASST MGMT       Common Stock                     112585104           642,060.00         18,000.00     SH
CANADIAN NAT RES           Common Stock                     136285101           731,400.00         10,000.00     SH
CONOCOPHILLIPS             Common Stock                     20825C104           953,640.00         10,800.00     SH
COSTCO WHSL CORP NEW       Common Stock                     22160K105           697,600.00         10,000.00     SH
GOLDMAN SACHS GROUP        Common Stock                     38141G104           838,695.00          3,900.00     SH
GOOGLE INC CL A            Common Stock                     38259P508         1,382,960.00          2,000.00     SH
HOME DEPOT INC             Common Stock                     437076102           404,100.00         15,000.00     SH
HOVNANIAN ENTERPRISE       Common Stock                     442487203           179,250.00         25,000.00     SH
JOHNSON & JOHNSON          Common Stock                     478160104           733,700.00         11,000.00     SH
JPMORGAN & CHASE & C       Common Stock                     46625H100           846,810.00         19,400.00     SH
LEGG MASON INC             Common Stock                     524901105           585,200.00          8,000.00     SH
LEUCADIA NATL CORP         Common Stock                     527288104           942,000.00         20,000.00     SH
LOEWS CORP                 Common Stock                     540424108           704,760.00         14,000.00     SH
LOWES COS INC              Common Stock                     548661107           429,780.00         19,000.00     SH
MASTERCASRD INC CL A       Common Stock                     57636Q104         2,152,000.00         10,000.00     SH
PROCTER & GAMBLE CO        Common Stock                     742718109           550,650.00          7,500.00     SH
PULTE HOMES INC            Common Stock                     745867101           210,800.00         20,000.00     SH
REYNOLDS AMERICAN IN       Common Stock                     761713106         1,200,472.00         18,200.00     SH
AGNICO EAGLE MINES         Common Stock                     008474108         5,463,000.00        100,000.00     SH
FIRST QUANTUM MINERA       Common Stock                     335934105         9,909,574.15        115,000.00     SH
FREEPORT- MCMORAN          Common Stock                     35671D857        12,292,800.00        120,000.00     SH
GOLDCORP INC               Common Stock                     380956409        11,875,500.00        350,000.00     SH
GOLDEN STAR                Common Stock                     38119T104         3,160,000.00      1,000,000.00     SH
GOLDEN-CYCLE GOLD          Common Stock                     380894105        20,037,900.00      1,964,500.00     SH
IAMGOLD CORP               Common Stock                     450913108         2,840,670.00        350,700.00     SH
KINROSS GOLD CORP          Common Stock                     496902404         9,200,000.00        500,000.00     SH
METALLICA RESOURCES        Common Stock                     59125J104         8,175,000.00      1,500,000.00     SH
MINEFINDERS LTD COM        Common Stock                     602900102         4,520,000.00        400,000.00     SH
NORTHERN DYNASTY MIN       Common Stock                     66510M204         7,878,000.00        600,000.00     SH
PAN AMERICAN SILVER        Common Stock                     697900108        12,225,500.00        350,000.00     SH
CHEVRON CORP.              Common Stock                     166764100        10,732,950.00        115,000.00     SH
HARRY WINSTON              Common Stock                     41587B100           917,746.00         28,100.00     SH
ETRUSCAN RESOURCES         WARRANTS                         C333071149          287,803.95        562,500.00     SH
GREAT BASIN GOLD           WARRANTS                         390124204           165,000.00        300,000.00     SH
IAMGOLD WARRANT            WARRANTS                         13201L160            71,935.16        100,000.00     SH
KINROSS GOLD               WARRANTS                         08135F164           281,155.00        100,000.00     SH
NEW GOLD INC               WARRANTS                                               1,139.82         50,000.00     SH
SILVER EAGLE MINES         WARRANTS                                                      0        275,000.00     SH
YAMANA GOLD WARRANTS       WARRANTS                         98462Y142           451,367.78         84,375.00     SH

NAME OF ISSUER              PUT/CALL                   INVESTMENT DISCRETION   OTHER MANAGERS   VOTING AUTHORITY
---------------------------------------------------------------------------------------------------------------------
ANGLO AMERICAN PLC                                             SOLE                                154,700.00
BHP BILLITON LTD                                               SOLE                                100,000.00
IVANHOE NICKEL &                                               SOLE                                 37,699.00
RANDGOLD RES                                                   SOLE                                200,000.00
FRANCO NEVADA CORP                                             SOLE                                 25,000.00
ANDEAN RESOURCES LTD                                           SOLE                              1,400,000.00
ANGLO AMER PLATNUM                                             SOLE                                 65,000.00
ANVIL MINING LTD                                               SOLE                                400,000.00
AREVA                                                          SOLE                                    847.00
AURELIAN RESOURCES                                             SOLE                              1,000,000.00
BRILLIANT MINING CO                                            SOLE                                894,000.00
COMAPLEX MINERALS                                              SOLE                                500,000.00
ENDEAVOUR MINING                                               SOLE                                300,000.00
EQUINOX MINERALS LTD                                           SOLE                              1,300,000.00
ETRUSCAN RESOURCES                                             SOLE                              1,125,000.00
FARALLON RESOURCES                                             SOLE                              7,000,000.00
GREAT BASIN GOLD LTD                                           SOLE                              1,000,000.00
GUYANA GOLDFIELDS                                              SOLE                                180,000.00
HOCHSCHILD MINING                                              SOLE                                550,000.00
IMPALA PLATINUM                                                SOLE                                250,000.00
JAGUAR MINING INC.                                             SOLE                                407,675.00
LIHIR GOLD LTD                                                 SOLE                              2,723,333.00
MERCATOR MINERALS                                              SOLE                                725,000.00
OLYMPUS PACIFIC                                                SOLE                                550,000.00
PELANGIO MINES INC                                             SOLE                                199,500.00
RIDGE MINING PLC                                               SOLE                              2,700,000.00
SILVERCORP METALS                                              SOLE                                450,000.00
TECK COMINCO LTD                                               SOLE                                 50,000.00
YAMANA GOLD INC CAD                                            SOLE                                800,000.00
AUTOMATIC DATA PROCE                                           SOLE                                 12,000.00
BERKSHIRE HATHAWAY                                             SOLE                                  1,050.00
BROOKFIELD ASST MGMT                                           SOLE                                 18,000.00
CANADIAN NAT RES                                               SOLE                                 10,000.00
CONOCOPHILLIPS                                                 SOLE                                 10,800.00
COSTCO WHSL CORP NEW                                           SOLE                                 10,000.00
GOLDMAN SACHS GROUP                                            SOLE                                  3,900.00
GOOGLE INC CL A                                                SOLE                                  2,000.00
HOME DEPOT INC                                                 SOLE                                 15,000.00
HOVNANIAN ENTERPRISE                                           SOLE                                 25,000.00
JOHNSON & JOHNSON                                              SOLE                                 11,000.00
JPMORGAN & CHASE & C                                           SOLE                                 19,400.00
LEGG MASON INC                                                 SOLE                                  8,000.00
LEUCADIA NATL CORP                                             SOLE                                 20,000.00
LOEWS CORP                                                     SOLE                                 14,000.00
LOWES COS INC                                                  SOLE                                 19,000.00
MASTERCASRD INC CL A                                           SOLE                                 10,000.00
PROCTER & GAMBLE CO                                            SOLE                                  7,500.00
PULTE HOMES INC                                                SOLE                                 20,000.00
REYNOLDS AMERICAN IN                                           SOLE                                 18,200.00
AGNICO EAGLE MINES                                             SOLE                                100,000.00
FIRST QUANTUM MINERA                                           SOLE                                115,000.00
FREEPORT- MCMORAN                                              SOLE                                120,000.00
GOLDCORP INC                                                   SOLE                                350,000.00
GOLDEN STAR                                                    SOLE                              1,000,000.00
GOLDEN-CYCLE GOLD                                              SOLE                              1,964,500.00
IAMGOLD CORP                                                   SOLE                                350,700.00
KINROSS GOLD CORP                                              SOLE                                500,000.00
METALLICA RESOURCES                                            SOLE                              1,500,000.00
MINEFINDERS LTD COM                                            SOLE                                400,000.00
NORTHERN DYNASTY MIN                                           SOLE                                600,000.00
PAN AMERICAN SILVER                                            SOLE                                350,000.00
CHEVRON CORP.                                                  SOLE                                115,000.00
HARRY WINSTON                                                  SOLE                                 28,100.00
ETRUSCAN RESOURCES                                              N/A                                         -
GREAT BASIN GOLD                                                N/A                                         -
IAMGOLD WARRANT                                                 N/A                                         -
KINROSS GOLD                                                    N/A                                         -
NEW GOLD INC                                                    N/A                                         -
SILVER EAGLE MINES                                              N/A                                         -
YAMANA GOLD WARRANTS                                            N/A                                         -